Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [Abstract]
Property, plant and equipment
18.	Property, plant and equipment

	Land and buildings	Plant and equipment	Furniture, fittings and equipment	Leasehold improvements	Total
	A$’000	A$’000	A$’000	A$’000	A$’000
Balance at January 1, 2024	20,442	499	680	1,549	23,170
Additions	40	11,402	2,230	650	14,322
Acquisition of businesses	-	1,416	262	644	2,322
Reclassifications	(81)	(110)	117	74	-
Changes in provisions	5,408	-	-	-	5,408
Depreciation charge	-	(355)	(473)	(346)	(1,174)
Exchange differences	129	662	122	(12)	901
Balance at December 31, 2024	25,938	13,514	2,938	2,559	44,949
Cost	26,248	14,231	4,331	3,264	48,074
Accumulated depreciation	(310)	(717)	(1,393)	(705)	(3,125)
Net book amount	25,938	13,514	2,938	2,559	44,949

Balance as at January 1, 2023	9,611	576	441	1,404	12,032
Additions	8,912	96	168	503	9,679
Acquisition of businesses	-	37	-	-	37
Reclassifications	2,021	(12)	490	(142)	2,357
Depreciation charge	(91)	(207)	(422)	(222)	(942)
Exchange differences	(11)	9	3	6	7
Balance at December 31, 2023	20,442	499	680	1,549	23,170
Cost	20,752	895	1,600	1,908	25,155
Accumulated depreciation	(310)	(396)	(920)	(359)	(1,985)
Net book amount	20,442	499	680	1,549	23,170

Land and buildings and plant and equipment includes $15,274,000 in relation to the build-out of Brussels South in the course of its construction.